UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redstone Investment Management, L.P.

Address:  1055 Westlakes Drive, Suite 300
          Berwyn, PA 19312

13F File Number: 28-10712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott A. Burney
Title:    Chief Financial Officer
Phone:    (610) 727-3702

Signature, Place and Date of Signing:


/s/ Scott A. Burney                 Berwyn, PA              May 9, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                    [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 86

Form 13F Information Table Value Total: $540,854
                                        (thousands)

List of Other Included Managers:

No. Form 13F File Number Name

(1) 28-10707 Fairfield Redstone Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                        COLUMN 2         COLUMN 3    COLUMN 4          COLUMN 5       COLUMN 6  COL 7        COLUMN 8

                                                             VALUE        SHS OR  SHS/ PUT/   INVSTMT   OTHER     VOTING AUTHORITY
ISSUER                          TITLE OF CLASS   CUSIP       (X $1,000)   PRN AMT PRN  CALL   DISCRTN   MNGRS   SOLE SHARED  NONE
ALADDIN KNOWLEDGE SYS LTD       ORD              M0392N101    4,277       195,200  SH         SHARED     (1)         195,200
ALASKA COMMUNICATIONS SYS GR    COM              01167P101    5,790       480,900  SH         SHARED     (1)         480,900
ALTRIA GROUP INC                COM              02209S103    8,230       117,500  SH         SHARED     (1)         117,500
AMERICAN TOWER CORP             CL A             029912201    8,438       261,400  SH         SHARED     (1)         261,400
ANGLOGOLD ASHANTI LTD           SPONSORED ADR    035128206    5,895       113,400  SH         SHARED     (1)         113,400
APOGEE ENTERPRISES INC          COM              037598109      918        61,300  SH         SHARED     (1)          61,300
APPLIED FILMS CORP              COM              038197109    5,225       242,800  SH         SHARED     (1)         242,800
ARCHER DANIELS MIDLAND CO       COM              039483102    8,210       220,100  SH         SHARED     (1)         220,100
ARROW INTL INC                  COM              042764100    5,681       182,200  SH         SHARED     (1)         182,200
ATWOOD OCEANICS INC             COM              050095108    6,708       116,800  SH         SHARED     (1)         116,800
CB RICHARD ELLIS GROUP INC      CL A             12497T101    5,302        61,800  SH         SHARED     (1)          61,800
CBEYOND COMMUNICATIONS INC      COM              149847105    5,389       296,200  SH         SHARED     (1)         296,200
CHAMPION ENTERPRISES INC        COM              158496109    5,159       328,000  SH         SHARED     (1)         328,000
CHICAGO BRIDGE & IRON CO N V    NY REGISTRY SH   167250109    5,833       225,400  SH         SHARED     (1)         225,400
COEUR D ALENE MINES CORP IDA    COM              192108108    6,607       984,700  SH         SHARED     (1)         984,700
COGNIZANT TECHNOLOGY SOLUTIO    CL A             192446102    6,617       103,500  SH         SHARED     (1)         103,500
COMMUNITY HEALTH SYS INC NEW    COM              203668108    3,677        98,700  SH         SHARED     (1)          98,700
COMPUTER PROGRAMS & SYS INC     COM              205306103    5,344       106,800  SH         SHARED     (1)         106,800
COMTECH TELECOMMUNICATIONS C    COM NEW          205826209   16,614       572,500  SH         SHARED     (1)         572,500
CORNING INC                     COM              219350105    5,815       207,900  SH         SHARED     (1)         207,900
CRA INT, INC                    COM              12618T105    5,256       101,300  SH         SHARED     (1)         101,300
CVS CORP                        COM              126650100    6,959       234,300  SH         SHARED     (1)         234,300
DAVITA INC                      COM              23918K108    6,196       109,100  SH         SHARED     (1)         109,100
DENBURY RES INC                 COM NEW          247916208   10,967       315,600  SH         SHARED     (1)         315,600
DIVERSA CORP                    COM              255064107      367        37,400  SH         SHARED     (1)          37,400
DRS TECHNOLOGIES INC            COM              23330X100    8,542       148,400  SH         SHARED     (1)         148,400
ELIZABETH ARDEN INC             COM              28660G106    4,201       186,400  SH         SHARED     (1)         186,400
EMCORE CORP                     COM              290846104    8,983       855,500  SH         SHARED     (1)         855,500
ENERGY CONVERSION DEVICES INC   COM              292659109    6,459       125,300  SH         SHARED     (1)         125,300
FAIRCHILD SEMICONDUCTOR INTL    COM              303726103    5,781       279,000  SH         SHARED     (1)         279,000
FUEL TECH NV                    COM              359523107    1,947       127,700  SH         SHARED     (1)         127,700
GAMESTOP CORP NEW               CL A             36467W109    8,254       173,700  SH         SHARED     (1)         173,700
GASCO ENERGY INC                COM              367220100    4,780       808,800  SH         SHARED     (1)         808,800
GLOBAL SIGNAL INC               COM              37944Q103    6,288       129,200  SH         SHARED     (1)         129,200
HALLIBURTON CO                  COM              406216101    9,108       110,000  SH         SHARED     (1)         110,000
HURON CONSULTING GROUP INC      COM              447462102    6,162       193,700  SH         SHARED     (1)         193,700
INCO LTD                        COM              453258402    5,766       106,800  SH         SHARED     (1)         106,800
KERYX BIOPHARMACEUTICALS INC    COM              492515101    5,328       305,700  SH         SHARED     (1)         305,700
KIRBY CORP                      COM              497266106    4,247        61,100  SH         SHARED     (1)          61,100
LINCARE HOLDINGS INC            COM              532791100    5,089       130,600  SH         SHARED     (1)         130,600
LIONBRIDGE TECHNOLOGIES INC     COM              536252109    5,730       701,400  SH         SHARED     (1)         701,400
LIONS GATE ENMT CORP            COM NEW          535919203    5,618       591,400  SH         SHARED     (1)         591,400
LUMINEX CORP DEL                COM              55027E102    5,589       389,500  SH         SHARED     (1)         389,500
MCCORMICK & SCHMICKS SEAFD R    COM              579793100    4,662       190,500  SH         SHARED     (1)         190,500
MCDERMOTT INTL INC              COM              580037109   13,940       233,500  SH         SHARED     (1)         233,500
MEDIMMUNE INC                   COM              584699102    6,250       200,500  SH         SHARED     (1)         200,500
MONSANTO CO NEW                 COM              61166W101    5,498        64,000  SH         SHARED     (1)          64,000
MORTONS RESTAURANT GRP INC      COM              619430101    3,876       231,400  SH         SHARED     (1)         231,400
NEW RIV PHARMACEUTICALS INC     COM              648468205   16,850       489,400  SH         SHARED     (1)         489,400
NII HLDGS INC                   CL B NEW         62913F201    6,760       114,700  SH         SHARED     (1)         114,700
NOVATEL INC                     COM              669954109    4,885       132,300  SH         SHARED     (1)         132,300
NOVEN PHARMACEUTICALS INC       COM              670009109    4,318       239,100  SH         SHARED     (1)         239,100
ORACLE CORP                     COM              68389X105    4,846       342,500  SH         SHARED     (1)         342,500
ORIGIN AGRITECH LIMITED         SHS              G67828106    4,563       266,400  SH         SHARED     (1)         266,400
PARTICLE DRILLING TECHNOLOG     COM              70212G101    3,055       529,400  SH         SHARED     (1)         529,400
PENN NATL GAMING INC            COM              707569109    7,327       168,100  SH         SHARED     (1)         168,100
PERINI CORP                     COM              713839108    4,245       136,700  SH         SHARED     (1)         136,700
PHASE FORWARD INC               COM              71721R406    4,534       400,200  SH         SHARED     (1)         400,200
PLAINS EXPL& PRODTN CO          COM              726505100    4,356       106,100  SH         SHARED     (1)         106,100
POWER INTEGRATIONS INC          COM              739276103    5,728       234,000  SH         SHARED     (1)         234,000
POWERWAVE TECHNOLOGIES INC      COM              739363109    5,881       514,500  SH         SHARED     (1)         514,500
PRECISION CASTPARTS CORP        COM              740189105    4,477        69,400  SH         SHARED     (1)          69,400
QUEST SOFTWARE INC              COM              74834T103    5,899       350,700  SH         SHARED     (1)         350,700
QUIKSILVER INC                  COM              74838C106    3,964       291,700  SH         SHARED     (1)         291,700
ROCKWELL COLLINS INC            COM              774341101    5,455        93,300  SH         SHARED     (1)          93,300
SBA COMMUNICATIONS CORP         COM              78388J106    6,113       257,400  SH         SHARED     (1)         257,400
SPRINT NEXTEL CORP              COM FON          852061100    3,924       154,800  SH         SHARED     (1)         154,800
SPSS INC                        COM              78462K102    4,741       140,300  SH         SHARED     (1)         140,300
STEALTHGAS INC                  COM              Y81669106    5,673       410,500  SH         SHARED     (1)         410,500
STERIS CORP                     COM              859152100    3,422       142,400  SH         SHARED     (1)         142,400
SUNCOR ENERGY INC               COM              867229106   10,840       124,600  SH         SHARED     (1)         124,600
SYNERON MEDICAL LTD             ORD SHS          M87245102    6,971       238,800  SH         SHARED     (1)         238,800
TELUS CORP                      NON-VTG SHS      87971M202    7,260       183,600  SH         SHARED     (1)         183,600
TETRA TECHNOLOGIES INC DEL      COM              88162F105    6,669       131,000  SH         SHARED     (1)         131,000
TOO INC                         COM              890333107    5,602       150,700  SH         SHARED     (1)         150,700
TRANSACTION SYS ARCHITECTS      COM              893416107   10,958       309,900  SH         SHARED     (1)         309,900
TRANSOCEAN INC                  ORD              G90078109    6,102        71,200  SH         SHARED     (1)          71,200
UBIQUITEL INC                   COM              903474302    5,046       488,500  SH         SHARED     (1)         488,500
UNITED RENTALS INC              COM              911363109    5,656       162,400  SH         SHARED     (1)         162,400
US AIRWAYS GROUP INC            COM              90341W108    4,925       129,600  SH         SHARED     (1)         129,600
VALERO ENERGY CORP NEW          COM              91913Y100    9,541       141,200  SH         SHARED     (1)         141,200
VALUECLICK INC                  COM              92046N102    4,980       271,400  SH         SHARED     (1)         271,400
VIASAT INC                      COM              92552V100   18,238       612,000  SH         SHARED     (1)         612,000
WESCO INTL INC                  COM              95082P105    6,443        85,000  SH         SHARED     (1)          85,000
WILLIAMS SCOTSMAN INTL INC      COM              96950G102    5,172       215,500  SH         SHARED     (1)         215,500
WORLD FUEL SVCS CORP            COM              981475106    7,863       195,800  SH         SHARED     (1)         195,800

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